Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2025
Identification and business activity
Schedule of significant investments in subsidiaries

	Country of
	incorporation	Ownership as of December 31,
	and business	2025		2024
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (i)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (i)	Peru	89.76	10.24	89.76	10.24
Minera La Zanja S.R.L.	Peru	100.00	—	100.00	—
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Industrial activities:
Procesadora Industrial Río Seco S.A.C.	Peru	100.00	—	100.00	—

Others:
Buenaventura Trading S.A.S. (ii)	Uruguay	100.00	—	—	—
(i)	As of December 31, 2025, and 2024, the participation of the Group in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereinafter “Colquijirca”), a subsidiary of the Company holds an investment over the capital stock of the subsidiary El Brocal through the Company holds an indirect share in El Brocal of 58.24% as December 31, 2025 and 2024.
(ii)	Corresponds to a subsidiary domiciled in Uruguay, which was incorporated and started operations in 2025, and is engaged in the purchase and sales of minerals.